Equity - Expense recognized for employee services (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [line items]
Beginning balance	R$ 2,110,357
Share-based payments expense during the year	25	R$ 14,533
Ending balance	1,359,015	2,110,357
Capital reserve
Disclosure of reserves within equity [line items]
Beginning balance	14,533	0
Ending balance	30,180	R$ 14,533
Reserve Of Share Based Payments, Excluding Expense For Employee Services
Disclosure of reserves within equity [line items]
Ending balance	R$ 14,558